FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-00972

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PROGRESSIVE CAPITAL
                                                        ACCUMULATION TRUST

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 579 PLEASANT STREET
                                                        SUITE 4
                                                        PAXTON, MA 01612

NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        579 PLEASANT STREET
                                                        PAXTON, MA 01612

REGISTRANT'S TELEPHONE NUMBER:                          (508) 831-1171

DATE OF REPORTING PERIOD:                               SEPTEMBER 30, 2004



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              COMMON STOCK -- 73.20%
              Air Transport Industry -- 2.28%
        1,700 Fedex Corporation..................................  $ 145,673


              Bank Industry -- 3.42%
        3,000 Bank of New York Company Incorporated..............     87,510
        2,983 Citigroup Incorporated.............................    131,610
                                                                    --------
                                                                     219,120


              Biotechnology Research & Development Industry -- 0.41%
        1,500 Biovail Corporation................................     25,950


              Chemical (Specialty) Industry -- 2.27%
        3,400 Praxair Incorporated...............................    145,316


              Computer & Peripherals Industry -- 0.52%
        2,900 EMC Corporation/Mass...............................     33,466


              Computer Networks Industry -- 1.08%
        3,000 Network Appliance Incorporated.....................     69,150


              Computer Software & Services Industry -- 3.41%
        2,000 Automatic Data Processing Incorporated.............     82,640
        1,200 Computer Sciences Corporation......................     56,520
        7,000 Oracle Corporation.................................     78,960
                                                                     -------
                                                                     218,120


              Diversified Company Industry -- 3.86%
           86 Berkshire Hathaway Incorporated Class B............    246,906


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              Drug Industry -- 5.36%
        2,000 Amgen Incorporated.................................    113,620
        7,500 Pfizer Incorporated................................    229,500
                                                                     -------
                                                                     343,120


              Electrical Equipment Industry -- 6.58%
        3,000 Emerson Electric Company...........................    185,670
        7,000 General Electric Company...........................    235,060
                                                                     -------
                                                                     420,730


              Electronics Industry -- 1.33%
        1,800 Canon Incorporated ADR.............................     84,888


              Entertainment Industry -- 0.76%
        3,000 Time Warner Incorporated...........................     48,420


              Food Processing Industry -- 1.85%
        4,047 Tootsie Roll Industries Incorporated...............    118,253


              Food Services Industry -- 0.56%
        5,620 Koninklijke Ahold ADR..............................     35,912


              Food Wholesalers Industry -- 3.74%
        8,000 Sysco Corporation..................................    239,360


              Household Products Industry -- 3.38%
        4,000 Procter & Gamble Company...........................    216,480


              Insurance (Diversified) Industry -- 5.27%
        3,500 American International Group.......................    237,965
        2,333 Choicepoint Incorporated...........................     99,504
                                                                     -------
                                                                     337,469


              Insurance (Life) Industry -- 2.15%
        3,500 AFLAC Incorporated.................................    137,235


              Investment Company (Biotech) Industry -- 3.16%
        1,400 Biotech Holders Trust..............................    202,300


              Management Services Industry -- 0.84%
        1,300 KLA-Tencor Corporation.............................     53,924


              Medical Supplies Industry -- 6.03%
        3,200 Abbott Laboratories................................    135,552
        5,200 Stryker Corporation................................    250,016
                                                                     -------
                                                                     385,568

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              Newspaper Industry -- 1.38%
        2,250 New York Times Company Class A.....................     87,975


              Office Equipment & Supplies Industry -- 2.59%
        5,550 Staples Incorporated...............................    165,501


              Pharmaceutical Research and Development Industry -- 0.15%
          320 Hospira Incorporated...............................      9,776


              Retail Building Supply Industry -- 2.42%
        3,950 Home Depot Incorporated............................    154,840


              Retail Store Industry -- 3.22%
        6,250 Dollar General.....................................    125,938
        1,500 Wal-Mart Stores Incorporated.......................     79,800
                                                                     -------
                                                                     205,738


              Semiconductor Industry -- 1.25%
        4,000 Intel Corporation..................................     80,240


              Telecommunication Equipment Industry -- 2.10%
        2,057 Agilent Technologies Incorporated..................     44,369
        5,000 Cisco Systems Incorporated.........................     90,300
                                                                     -------
                                                                     134,669

              Telecommunication Services Industry -- 1.83%
        3,000 Qualcomm Incorporated..............................    117,120


              COMMON STOCK - Total...............................  4,683,219
                                                                   ---------


              U.S. TREASURY BILLS -- 26.48%
    1,700,000 U.S. Treasury Bill 1.51% due 11-18-04..............  1,694,155


              CASH, RECEIVABLES & LIABILITIES -- 0.32%
              Cash & Other Assets Less Liabilities...............     20,477


              TOTAL PORTFOLIO.................................... $6,397,851
                                                                  ----------

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CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-CSR is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


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